BNY Mellon Municipal Opportunities Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 0.4%
Commercial & Professional Services — .2%
The Trustees of Columbia University in the City of New York, Unscd. Bonds, Ser. 2024	4.36	10/1/2035	5,025,000	4,890,008
Industrial — .2%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds(a)	3.80	12/31/2057	5,000,000	3,660,737
Total Bonds and Notes (cost $10,025,000)				8,550,745
Long-Term Municipal Investments — 99.3%
Alabama — 2.3%
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000	5,208,047
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B(b)	4.00	12/1/2026	10,000,000	10,069,149
Black Belt Energy Gas District, Revenue Bonds, Ser. C(b)	5.00	7/1/2031	10,000,000	10,719,117
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,000,000	1,087,144
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	5,000,000	5,518,541
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 3) Ser. A1(b)	5.50	12/1/2029	5,000,000	5,401,939
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A(b)	5.25	7/1/2029	5,575,000	5,935,435
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(b)	5.00	11/1/2032	5,000,000	5,406,660
				49,346,032
Arizona — 2.7%
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects)(a)	5.00	7/1/2049	1,000,000	1,002,798
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.50	7/1/2038	1,240,000	1,266,132
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.63	7/1/2048	2,000,000	2,026,055
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B(a)	5.75	7/1/2053	3,260,000	3,300,244
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000	1,342,447
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	1,678,784
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2049	2,500,000	2,710,372
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2054	2,750,000	2,959,186
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2043	1,750,000	1,470,000
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B(c)	5.00	1/1/2043	1,650,000	1,254,000
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B(c)	5.00	1/1/2049	1,400,000	1,064,000
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2041	720,000	693,336

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Arizona — 2.7% (continued)
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2051	1,750,000	1,597,177
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2061	3,700,000	3,290,864
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2039	400,000	404,930
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project)(a)	5.00	12/15/2049	700,000	698,003
Arizona Industrial Development Authority, Revenue Bonds (MACOMBS Facility Project) Ser. A	4.00	7/1/2041	1,000,000	962,967
Arizona Industrial Development Authority, Revenue Bonds (NCCU Properties) (Insured; Build America Mutual) Ser. A	4.00	6/1/2044	2,000,000	1,974,477
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children’s Hospital Obligated Group)	3.00	2/1/2045	1,600,000	1,337,088
Arizona Industrial Development Authority, Revenue Bonds (Somerset Academy of Las Vegas)(a)	4.00	12/15/2041	500,000	459,273
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000	1,955,221
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000	1,690,388
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. 2019F	3.00	1/1/2049	3,000,000	2,510,175
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Southern California Edison)	2.40	6/1/2035	5,000,000	4,250,102
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2036	7,500,000	7,913,043
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2054	3,700,000	3,714,247
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2059	1,500,000	1,501,625
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(a)	5.00	6/15/2064	2,250,000	2,238,416
				57,265,350
Arkansas — 1.1%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (Hybar Steel Project) Ser. A(a)	6.88	7/1/2048	2,500,000	2,764,446
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2033	1,080,000	1,134,725
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2035	1,485,000	1,549,526
Arkansas Development Finance Authority, Revenue Bonds (Washington Regional Medical Center)	5.00	2/1/2036	585,000	608,719
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000	2,613,764
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	7,000,000	7,441,167
Arkansas University, Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2049	2,750,000	2,981,410
Arkansas University, Revenue Bonds (Fayetteville Campus) Ser. A	5.00	11/1/2054	4,200,000	4,515,932
				23,609,689

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
California — 14.8%
California, GO	5.00	9/1/2044	2,000,000	2,270,508
California, GO, Refunding	5.25	10/1/2045	4,000,000	4,566,815
California, GO, Refunding	5.25	9/1/2047	1,000,000	1,126,959
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(b)	4.00	8/1/2031	3,000,000	3,054,380
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(b)	5.00	10/1/2032	10,000,000	10,840,912
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(b)	5.25	10/1/2031	6,000,000	6,462,448
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000	1,303,409
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,750,000	2,855,329
California Community Housing Agency, Revenue Bonds (Creekwood Apartments) Ser. A(a)	4.00	2/1/2056	5,000,000	3,401,932
California Community Housing Agency, Revenue Bonds (Fountains at Emerald Park)(a)	3.00	8/1/2056	3,000,000	2,244,463
California Community Housing Agency, Revenue Bonds (Serenity at Larkspur Apartments) Ser. A(a)	5.00	2/1/2050	5,000,000	3,789,639
California Community Housing Agency, Revenue Bonds (Stoneridge Apartments) Ser. A(a)	4.00	2/1/2056	3,250,000	2,718,279
California Community Housing Agency, Revenue Bonds (Verdant at Green Valley Project)(a)	5.00	8/1/2049	5,000,000	4,802,490
California Educational Facilities Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2042	2,000,000	2,045,893
California Educational Facilities Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	4/1/2047	2,500,000	2,547,532
California Educational Facilities Authority, Revenue Bonds (Sustainable Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000	3,141,603
California Health Facilities Financing Authority, Revenue Bonds (Sustainable Bond)	4.35	6/1/2041	2,000,000	1,877,027
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children’s Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	1,000,000	1,017,024
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group)	4.00	5/15/2046	5,000,000	5,069,828
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,639,089
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,500,000	1,626,851
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	1,000,000	1,080,307
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A4(a),(b)	8.00	8/15/2025	20,000,000	20,609,358
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000	603,189
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000	2,757,983

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
California — 14.8% (continued)
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000	5,215,522
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000	5,184,738
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000	6,180,393
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000	2,377,035
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000	2,736,337
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000	3,413,615
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000	2,073,895
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000	7,703,121
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside II)	5.00	5/15/2049	2,000,000	2,071,306
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2040	1,515,000	1,498,784
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A(a)	5.00	7/1/2052	2,075,000	1,973,674
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2049	1,515,000	1,491,597
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A(a)	5.00	10/1/2057	1,650,000	1,598,184
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2047	2,250,000	2,282,018
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000	1,212,666
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2047	700,000	704,097
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A(a)	5.00	7/1/2038	1,100,000	1,117,961
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000	2,992,214
California Municipal Finance Authority, Revenue Bonds, (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2049	1,000,000	1,105,965
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2042	1,000,000	1,017,356
California Pollution Control Financing Authority, Revenue Bonds (Rialto Bioenergy Facility Project)(a),(c)	7.50	12/1/2040	5,000,000	425,000
California Public Finance Authority, Revenue Bonds (ENSO Village Project) Ser. 85(a)	3.13	5/15/2029	1,000,000	985,867
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,555,000	3,579,506
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(a)	5.00	11/15/2036	500,000	510,283
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)(a)	5.00	11/15/2051	250,000	238,952
California Public Works Board, Revenue Bonds (May Lee State Office Complex) Ser. A	5.00	4/1/2039	1,650,000	1,910,987
California Public Works Board, Revenue Bonds (May Lee State Office Complex) Ser. A	5.00	4/1/2041	1,500,000	1,715,629
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2036	300,000	300,312

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
California — 14.8% (continued)
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2041	500,000	484,302
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2051	750,000	689,808
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A(a)	4.00	8/1/2061	2,270,000	2,026,049
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2038	1,000,000	1,032,952
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(a)	5.00	8/1/2048	2,750,000	2,813,842
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2037	590,000	607,578
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(a)	5.00	7/1/2047	870,000	885,263
California School Finance Authority, Revenue Bonds (Summit Public Schools Obligated Group)(a),(d)	5.00	6/1/2027	800,000	836,735
California School Finance Authority, Revenue Bonds (Summit Public Schools Obligated Group)(a)	5.00	6/1/2047	700,000	700,324
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2039	250,000	271,945
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2049	1,000,000	1,055,683
California School Finance Authority, Revenue Bonds, Refunding (Alliance for College-Ready Public Schools)(a)	5.00	7/1/2059	1,500,000	1,568,508
California School Finance Authority, Revenue Bonds, Refunding (New Designs Charter School) Ser. A(a)	5.00	6/1/2064	1,100,000	1,101,811
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.25	12/1/2038	1,500,000	1,571,174
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(a)	5.00	12/1/2036	6,500,000	6,614,031
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000	2,037,137
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2042	1,600,000	1,565,222
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	1,500,000	1,523,517
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2044	3,000,000	3,000,073
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(a)	5.00	12/1/2033	1,000,000	1,044,313
California University, Revenue Bonds, Ser. BW	5.00	5/15/2054	2,500,000	2,780,431
California University, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	5,000,000	5,275,160
CMFA Special Finance Agency, Revenue Bonds, Ser. A1(a)	3.00	12/1/2056	1,000,000	717,496
CMFA Special Finance Agency VIII, Revenue Bonds, Ser. A2(a)	4.00	8/1/2047	3,000,000	2,652,392

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
California — 14.8% (continued)
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	2.96	1/15/2046	2,000,000	1,456,723
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D	3.06	1/15/2043	1,000,000	746,017
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	4.09	1/15/2049	7,500,000	6,369,117
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000	4,909,603
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	3.38	8/1/2045	1,200,000	1,128,891
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	5.00	8/1/2050	3,000,000	3,213,822
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	2.75	6/1/2034	5,000,000	4,309,987
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	3.29	6/1/2042	6,000,000	4,776,291
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	10,410,000	8,141,287
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(e)	0.00	6/1/2066	10,000,000	1,122,705
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)(e)	0.00	8/1/2029	2,080,000	1,801,309
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)(e)	0.00	2/1/2033	4,380,000	3,342,122
Irvine, Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000	1,002,612
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2054	2,505,000	2,788,913
Los Angeles Unified School District, GO, Refunding, Ser. A	5.00	7/1/2033	5,000,000	5,957,641
Los Angeles Unified School District, GO, Refunding, Ser. A	5.00	7/1/2034	4,000,000	4,830,354
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)(e)	0.00	8/1/2032	2,500,000	1,970,947
Norman Y. Mineta San Jose International Airport SJC, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2047	8,500,000	8,612,276
Northern California Gas Authority No. 1, Revenue Bonds (Gas Project) Ser. B, (3 Month TSFR +0.72%)(f)	3.97	7/1/2027	315,000	315,223
Oroville, Revenue Bonds (Oroville Hospital)	5.25	4/1/2039	1,750,000	1,315,144
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000	980,422
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,000,000	1,969,901
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2051	2,500,000	2,431,772
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2040	3,000,000	3,447,752
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2041	1,900,000	2,166,954
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2042	1,750,000	1,984,546
San Diego Unified School District, GO, Ser. A(e)	0.00	7/1/2025	2,385,000	2,342,108
San Diego Unified School District, GO, Ser. A(e)	0.00	7/1/2025	1,615,000	1,585,956
San Francisco Airport City & County, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000	6,744,154
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(e)	0.00	8/1/2030	3,020,000	2,543,316

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
California — 14.8% (continued)
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B(e)	0.00	8/1/2031	5,330,000	4,349,044
Tender Option Bond Trust Receipts, (Series 2022-XL0357), (Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. H) Non-recourse, Underlying Coupon Rate 5.50%(a),(g),(h)	11.53	5/15/2047	8,010,000	8,739,376
The Morongo Band of Mission Indians, Revenue Bonds, Ser. A(a)	5.00	10/1/2042	1,000,000	1,024,776
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2037	500,000	505,679
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	800,000	806,635
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	1,000,000	1,002,646
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	500,000	498,854
Tobacco Securitization Authority of Southern CaliforniaRevenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2039	2,000,000	2,122,923
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2039	900,000	934,464
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2040	1,000,000	1,032,763
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2045	1,000,000	1,029,579
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2049	1,000,000	1,023,175
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2039	425,000	464,827
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2040	365,000	397,810
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2041	420,000	455,987
				318,622,410
Colorado — 1.7%
Board of Governors of Colorado University System, Revenue Bonds, Refunding, Ser. C(d)	5.00	3/1/2028	1,720,000	1,844,795
Centennial Water & Sanitation District, Revenue Bonds	5.00	12/1/2053	2,500,000	2,731,155
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.75	4/1/2059	2,000,000	2,082,532
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)(a)	5.80	4/1/2054	3,000,000	3,144,217
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000	1,629,618
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	5.00	5/15/2035	5,380,000	6,069,717
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	5.00	5/15/2054	7,500,000	8,009,865
Colorado School of Mines, Revenue Bonds, Ser. A	5.00	12/1/2054	3,750,000	4,040,861
Colorado Springs School District No. 11 Facilities Corp., COP (Insured; Build America Mutual)	5.25	12/15/2048	1,710,000	1,899,792
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	2,305,000	2,331,082
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A(a)	5.25	12/1/2039	900,000	910,184

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Colorado — 1.7% (continued)
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	7/15/2037	1,000,000	904,568
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2033	1,000,000	1,028,147
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2035	1,000,000	1,015,365
				37,641,898
Connecticut — .5%
Connecticut, GO (Sustainable Bond) Ser. B	3.00	6/1/2038	5,250,000	4,860,910
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. M	4.00	7/1/2037	5,000,000	5,076,367
				9,937,277
Delaware — 0.0%
Delaware University, Revenue Bonds, Ser. B(g)	2.00	11/1/2034	1,200,000	1,200,000
District of Columbia — 2.1%
District of Columbia, GO, Refunding, Ser. A	5.25	1/1/2048	5,375,000	5,961,568
District of Columbia, Revenue Bonds (District of Columbia International School Obligated Group)	5.00	7/1/2049	4,265,000	4,347,847
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000	1,266,646
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000	1,203,701
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000	1,293,873
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. A	5.00	7/1/2048	5,000,000	5,090,191
District of Columbia Income Tax Revenue, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000	6,651,161
District of Columbia Water & Sewer Authority, Revenue Bonds, Refunding Ser. B1(g)	2.85	10/1/2054	1,800,000	1,800,000
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.) Ser. B(e)	0.00	10/1/2036	6,275,000	4,082,953
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2053	5,000,000	4,877,210
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	3.00	7/15/2040	9,520,000	8,607,256
				45,182,406
Florida — 3.7%
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2035	1,085,000	1,089,458
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)(a)	5.00	12/15/2040	1,220,000	1,201,470
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. A1(c)	5.00	7/1/2048	750,000	153,750
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. B(c)	5.00	7/1/2053	250,000	3,750
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2039	2,010,000	2,081,114
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2044	1,525,000	1,557,491
Capital Trust Authority, Revenue Bonds (Mason Classical Academy Project) Ser. A(a)	5.00	6/1/2054	2,900,000	2,932,516
Collier County Health Facilities Authority, Revenue Bonds, Refunding (Moorings, Inc.) Ser. A	5.00	5/1/2045	2,500,000	2,501,711

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Florida — 3.7% (continued)
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	4.00	12/15/2029	525,000	525,982
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2034	500,000	519,477
Florida Development Finance Corp., Revenue Bonds (Imagine School At Broward Project)(a)	5.00	12/15/2039	500,000	513,644
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2040	1,650,000	1,672,126
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2050	6,500,000	6,533,222
Florida Development Finance Corp., Revenue Bonds, Refunding (Brightline Florida)	5.50	7/1/2053	7,000,000	7,308,830
Florida Development Finance Corp., Revenue Bonds, Refunding (Glenridge on Palmer Ranch Obligated Group)(a)	5.00	6/1/2051	1,250,000	1,230,157
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Rollins College Project)	4.13	12/1/2054	2,590,000	2,514,062
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	3.00	12/1/2048	7,500,000	5,865,633
Halifax Hospital Medical Center, Revenue Bonds (Daytona Beach)	4.25	6/1/2054	2,000,000	1,985,327
Halifax Hospital Medical Center, Revenue Bonds (Daytona Beach)	5.25	6/1/2054	5,000,000	5,457,142
Hillsborough County Industrial Development Authority, Revenue Bonds (Tampa General Hospital Project)	4.00	8/1/2045	2,220,000	2,173,795
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (Baycare Health System) Ser. C(g)	2.80	11/1/2038	1,200,000	1,200,000
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2040	7,545,000	7,562,065
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,516,298
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	1,625,000	1,640,570
Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A	5.00	7/1/2040	1,050,000	1,072,002
Miami-Dade County Health Facilities Authority, Revenue Bonds (Children’s Hospital Colorado Obligated Group)	5.00	8/1/2042	2,000,000	2,049,958
Miami-Dade County Seaport Department, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	4.00	10/1/2045	2,500,000	2,393,815
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2051	1,000,000	987,336
Miami-Dade County Water & Sewer System, Revenue Bonds, Ser. A	5.25	10/1/2054	5,000,000	5,544,128
Orange County Health Facilities Authority, Revenue Bonds (Nemours Foundation) Ser. C1(g)	2.81	1/1/2039	400,000	400,000
Pasco County, Revenue Bonds (H Lee Moffitt Cancer Center Project) (Insured; Assured Guaranty Municipal Corp.)	5.75	9/1/2054	1,000,000	1,124,487
Seminole County, Revenue Bonds, Refunding	5.00	10/1/2052	3,600,000	3,881,169
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2041	1,000,000	489,233
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2042	1,000,000	464,542
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2045	1,850,000	734,749
Tampa, Revenue Bonds, Ser. A(e)	0.00	9/1/2049	1,800,000	580,605
				79,461,614
Georgia — 3.0%
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2040	250,000	256,631

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Georgia — 3.0% (continued)
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2050	300,000	303,092
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project) Ser. A	5.00	6/1/2055	400,000	402,239
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2049	3,000,000	3,267,842
Fayette County Development Authority, Revenue Bonds (United States Soccer Federation)	5.25	10/1/2054	3,000,000	3,236,367
Fulton County Development Authority, Revenue Bonds, Refunding (Robert W. Woodruff Arts Center)	5.00	3/15/2044	6,000,000	6,252,798
George L Smith II Congress Center Authority, Revenue Bonds (Convention Center Hotel)(a)	5.00	1/1/2054	3,000,000	2,950,236
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000	1,935,356
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2056	1,000,000	1,024,637
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	4.00	1/1/2051	1,000,000	960,688
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,250,000	2,379,545
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	1/1/2056	1,200,000	1,242,367
Georgia Ports Authority, Revenue Bonds	5.25	7/1/2043	6,245,000	7,006,728
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000	1,558,118
Main Street Natural Gas, Revenue Bonds, Ser. B(b)	5.00	6/1/2029	5,000,000	5,303,924
Main Street Natural Gas, Revenue Bonds, Ser. C(b)	5.00	12/1/2031	10,000,000	10,722,156
Main Street Natural Gas, Revenue Bonds, Ser. D(b)	5.00	12/1/2030	5,000,000	5,346,786
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2042	1,000,000	1,129,317
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2044	1,250,000	1,401,879
The Atlanta Development Authority, Revenue Bonds Ser. A1	5.25	7/1/2044	1,500,000	1,511,798
The Atlanta Development Authority, Tax Allocation Bonds (Westside Gulch Area Project) Ser. A1(a)	5.00	4/1/2034	1,250,000	1,280,450
The Atlanta Development Authority, Tax Allocation Bonds (Westside Gulch Area Project) Ser. A2(a)	5.50	4/1/2039	2,500,000	2,599,249
Valdosta & Lowndes County Hospital Authority, Revenue Bonds (South Georgia Medical Center Obligated Group) (Insured; County Guaranteed)	5.00	10/1/2054	2,000,000	2,173,024
				64,245,227
Hawaii — .5%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (The Queen’s Health Systems Obligated Group) Ser. A	5.00	7/1/2035	7,000,000	7,064,287
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A(i)	5.00	7/1/2034	750,000	864,784
Honolulu City & County Wastewater System, Revenue Bonds, Refunding (Senior-First Bond Solutions) Ser. A(i)	5.00	7/1/2035	1,715,000	1,991,896
				9,920,967

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Idaho — .7%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2046	2,000,000	1,973,968
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group)	4.00	3/1/2051	2,500,000	2,461,976
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2043	9,655,000	10,755,966
				15,191,910
Illinois — 7.6%
Chicago Board of Education, GO, Ser. A	5.00	12/1/2041	1,000,000	1,013,111
Chicago Board of Education, GO, Ser. A	5.88	12/1/2047	2,500,000	2,709,846
Chicago Board of Education, GO, Ser. A(a)	7.00	12/1/2046	5,000,000	5,346,236
Chicago Board of Education, GO, Ser. B	6.50	12/1/2046	4,500,000	4,647,217
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	1,170,000	1,206,460
Chicago Board of Education, GO, Refunding, Ser. A	4.00	12/1/2027	750,000	752,528
Chicago Board of Education, GO, Refunding, Ser. A	7.00	12/1/2044	2,500,000	2,553,031
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	600,000	618,924
Chicago Board of Education, GO, Refunding, Ser. B(a)	6.75	12/1/2030	7,500,000	8,148,553
Chicago Board of Education, GO, Refunding, Ser. B(a)	7.00	12/1/2042	10,000,000	10,741,551
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,700,000	1,717,078
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,600,000	1,609,652
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000	1,554,520
Chicago IL, GO, Ser. A	5.50	1/1/2049	4,000,000	4,122,051
Chicago IL, GO, Ser. B	7.75	1/1/2042	1,272,000	1,273,505
Chicago IL, GO, Refunding, Ser. 2005D	5.50	1/1/2040	5,000,000	5,000,024
Chicago IL, GO, Refunding, Ser. 2007E	5.50	1/1/2042	1,750,000	1,749,957
Chicago IL, GO, Refunding, Ser. 2007F	5.50	1/1/2042	1,250,000	1,249,969
Chicago IL, GO, Refunding, Ser. A	5.00	1/1/2032	600,000	635,456
Chicago IL Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	1/1/2041	7,225,000	8,065,054
Chicago IL Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2041	1,350,000	1,499,701
Chicago IL Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	11/1/2038	1,150,000	1,270,097
Chicago IL Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	11/1/2039	6,080,000	6,693,791
Chicago Midway International Airport, Revenue Bonds, Ser. B	5.00	1/1/2046	5,000,000	5,038,725
Chicago O’Hare International Airport, Revenue Bonds, Ser. A	5.00	1/1/2037	3,000,000	3,118,891
Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	6,800,000	6,869,931
Cook County IL, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	5,000,000	5,511,941
Illinois, GO	5.50	5/1/2030	2,500,000	2,692,995
Illinois, GO	5.50	5/1/2039	2,500,000	2,726,987
Illinois, GO, Ser. A	5.00	5/1/2042	2,500,000	2,576,261
Illinois, GO, Ser. A	5.00	3/1/2046	2,500,000	2,634,790
Illinois, GO, Ser. B	5.00	5/1/2038	2,000,000	2,226,849
Illinois, GO, Ser. B	5.00	5/1/2039	1,000,000	1,107,838
Illinois, GO, Ser. B	5.25	5/1/2044	1,000,000	1,103,546
Illinois, GO, Ser. B	5.25	5/1/2045	2,000,000	2,198,723
Illinois, GO, Ser. B	5.25	5/1/2047	1,000,000	1,091,667

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Illinois — 7.6% (continued)
Illinois, GO, Ser. B	5.25	5/1/2048	2,500,000	2,719,856
Illinois, GO, Ser. B	5.25	5/1/2049	2,000,000	2,169,843
Illinois, GO, Ser. D	5.00	11/1/2028	5,150,000	5,391,860
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	5,000,000	5,521,216
Illinois Finance Authority, Revenue Bonds (Shedd Aquarium Society Project)	5.00	6/1/2047	1,000,000	1,051,805
Illinois Finance Authority, Revenue Bonds (The Chicago School)	5.25	4/1/2043	1,445,000	1,555,263
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000	3,048,325
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2041	500,000	570,195
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2042	1,000,000	1,135,919
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2043	900,000	1,018,284
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.25	4/1/2044	750,000	845,970
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2038	3,000,000	3,480,574
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. B	5.25	4/1/2039	1,000,000	1,152,879
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	4,000,000	4,451,605
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	6,000,000	6,899,144
Metropolitan Pier & Exposition Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A(e)	0.00	12/15/2040	10,000,000	5,345,324
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2047	2,000,000	1,926,046
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	2,000,000	2,073,500
				163,435,064
Indiana — 1.0%
Indiana Finance Authority, Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000	2,533,080
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2032	320,000	345,858
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2033	410,000	444,128
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2038	750,000	798,911
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2043	855,000	897,846
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2053	2,300,000	2,375,838
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.13	6/1/2058	1,650,000	1,712,725
Indiana Finance Authority, Revenue Bonds (U.S. Steel Corp.) Ser. A	6.75	5/1/2039	1,000,000	1,147,479
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2054	4,000,000	4,289,323

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Indiana — 1.0% (continued)
Northern Indiana Commuter Transportation District, Revenue Bonds	5.25	1/1/2049	3,000,000	3,312,309
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)(a)	5.00	1/1/2054	3,000,000	3,079,176
				20,936,673
Iowa — .5%
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2041	4,000,000	4,491,063
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2042	4,000,000	4,467,990
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2040	1,000,000	1,002,218
				9,961,271
Kentucky — .5%
Henderson, Revenue Bonds (Pratt Paper Project) Ser. B(a)	3.70	1/1/2032	1,195,000	1,182,494
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	1,660,000	1,660,332
Kentucky Property & Building Commission, Revenue Bonds (Project No. 126) Ser. A	5.00	5/1/2041	3,060,000	3,362,798
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(b)	5.00	7/1/2030	5,000,000	5,313,808
				11,519,432
Louisiana — 1.5%
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.50	6/15/2038	3,200,000	3,260,537
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A(a)	5.63	6/15/2048	4,350,000	4,396,331
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Louisiana Utilities Restoration Corp.) Ser. A1A3	5.20	12/1/2039	8,000,000	8,148,456
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners LLC)	5.50	9/1/2054	8,700,000	9,458,495
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children’s Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	3.00	6/1/2050	1,000,000	829,273
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A(d)	4.00	4/1/2030	240,000	251,820
New Orleans Water System, Revenue Bonds, Refunding(d)	5.00	12/1/2024	500,000	500,000
St. James Parish, Revenue Bonds (NuStar Logistics Project) Ser. 2(a)	6.35	7/1/2040	4,115,000	4,553,783
				31,398,695
Maine — .1%
Maine Housing Authority, Revenue Bonds (Sustainable Bond) Ser. D	4.70	11/15/2053	2,500,000	2,573,867
Maryland — .4%
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000	206,321
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000	768,340
Maryland Stadium Authority, Revenue Bonds (Football Stadium) Ser. A	5.00	3/1/2035	3,500,000	3,959,787
Maryland Stadium Authority, Revenue Bonds (Football Stadium) Ser. A	5.00	3/1/2036	3,000,000	3,381,999
Washington Suburban Sanitary Commission, Revenue Bonds (Insured; County Guaranteed) Ser. B(g)	2.00	6/1/2027	1,400,000	1,400,000
				9,716,447

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Massachusetts — 4.0%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	755,000	757,750
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	770,000	771,788
Massachusetts, GO, Ser. 2020	5.00	7/1/2045	5,000,000	5,358,566
Massachusetts, GO, Ser. E	5.00	11/1/2045	7,070,000	7,604,245
Massachusetts, GO, Refunding, Ser. E	1.77	11/1/2032	90,000	74,333
Massachusetts Bay Transportation Authority, Revenue Bond, Refunding (Sustainable Bond) Ser. A2	5.00	7/1/2052	2,000,000	2,165,239
Massachusetts Bay Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2038	10,715,000	12,509,058
Massachusetts Development Finance Agency, Revenue Bonds (Bentley University)	5.00	7/1/2040	5,500,000	5,619,156
Massachusetts Development Finance Agency, Revenue Bonds (Dana- Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	4,060,000	4,159,538
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000	5,581,158
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000	2,024,105
Massachusetts Development Finance Agency, Revenue Bonds, Ser. A	5.00	7/1/2044	1,375,000	1,377,406
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000	1,019,835
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,500,000	1,501,004
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000	2,120,538
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons University) Ser. N	5.00	10/1/2043	1,000,000	992,416
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	10/1/2045	500,000	493,191
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)(a)	5.13	11/15/2046	1,500,000	1,548,606
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2037	1,000,000	1,018,677
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2047	3,000,000	3,013,142
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(a)	5.00	10/1/2057	2,150,000	2,150,974
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(g)	2.11	12/1/2037	3,900,000	3,900,000
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000	10,492,354
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	9,500,000	9,953,076
				86,206,155
Michigan — 1.2%
Detroit, GO	5.00	4/1/2028	900,000	951,537
Detroit, GO	5.00	4/1/2029	1,000,000	1,053,480
Detroit, GO	5.00	4/1/2030	700,000	736,469
Detroit, GO	5.00	4/1/2031	1,000,000	1,047,734

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Michigan — 1.2% (continued)
Detroit, GO	5.00	4/1/2032	850,000	888,737
Detroit, GO	5.00	4/1/2033	1,150,000	1,200,899
Detroit, GO	5.00	4/1/2034	1,000,000	1,043,089
Detroit, GO	5.00	4/1/2035	1,660,000	1,729,034
Detroit, GO	5.00	4/1/2036	1,200,000	1,247,933
Detroit, GO	5.00	4/1/2038	1,235,000	1,280,275
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,250,000	1,308,153
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2050	2,000,000	2,079,816
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	1,500,000	1,493,897
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	2,100,000	2,043,171
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(e)	0.00	6/1/2058	30,000,000	1,017,483
Michigan University, Revenue Bonds, Ser. A	3.50	4/1/2052	7,290,000	5,810,548
				24,932,255
Minnesota — .4%
Forest Lake, Revenue Bonds, Refunding (North Lakes Academy Project)	5.00	7/1/2056	4,000,000	3,608,004
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2038	5,000,000	5,070,982
				8,678,986
Mississippi — .2%
Mississippi Development Bank, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)(d)	5.00	12/1/2025	2,500,000	2,553,787
Mississippi Development Bank, Revenue Bonds (Jackson Water & Sewer System Project) (Insured; Assured Guaranty Municipal Corp.)	6.88	12/1/2040	1,625,000	1,651,894
				4,205,681
Missouri — .3%
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2047	2,805,000	3,048,656
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.25	5/1/2052	3,000,000	3,283,141
				6,331,797
Montana — .1%
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	4.00	8/15/2036	1,250,000	1,268,909
Nebraska — .9%
Central Plains Energy, Revenue Bonds, Refunding (Central Plains Energy Project)(b)	4.00	8/1/2025	10,000,000	10,029,876
Tender Option Bond Trust Receipts, (Series 2022-XL0356), (Omaha Public Power District, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate 5.00%(a),(g),(h)	8.76	2/1/2042	10,000,000	10,399,289
				20,429,165
Nevada — .1%
Nevada Department of Business & Industry, Revenue Bonds (Sustainable Bond) (Fulcrum Sierra Biofuels Project)(a),(c)	6.25	12/15/2037	4,807,845	1,403,891
Nevada Department of Business & Industry, Revenue Bonds (Sustainable Bond) (Fulcrum Sierra Biofuels Project) Ser. B(a)	5.13	12/15/2037	1,295,884	378,398
				1,782,289
New Hampshire — .1%
New Hampshire Business Finance Authority, Revenue Bonds (Presbyterian Senior Living Project) Ser. A	5.25	7/1/2048	2,500,000	2,663,817

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
New Jersey — 2.5%
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2037	2,000,000	2,266,499
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2038	2,250,000	2,539,765
Casino Reinvestment Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	5.00	11/1/2039	1,250,000	1,404,802
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(a)	5.00	6/15/2049	1,105,000	1,109,024
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(a)	5.00	6/15/2054	725,000	726,683
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.13	1/1/2034	5,325,000	5,330,458
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	5,500,000	5,504,464
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2030	1,500,000	1,540,986
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. A	5.25	6/15/2042	2,000,000	2,245,711
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	3,000,000	3,313,315
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. CC(d)	5.50	12/15/2032	1,000,000	1,192,611
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2030	3,000,000	3,081,972
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2031	2,000,000	2,052,974
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	5,000,000	5,775,705
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	5.25	1/1/2054	2,000,000	2,237,164
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2035	2,000,000	2,164,289
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	2.78	1/1/2040	2,000,000	1,551,706
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000	1,281,320
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000	1,524,708
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000	3,061,654
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	5,000,000	5,151,070
				55,056,880
New York — 10.9%
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.50	6/1/2044	400,000	401,231
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.75	6/1/2054	1,000,000	1,009,877
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	5.00	6/1/2064	2,600,000	2,645,804
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A(a)	5.00	12/1/2041	1,200,000	1,169,169
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A(a)	5.00	12/1/2051	1,450,000	1,340,986
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2032	500,000	510,340
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2037	700,000	709,995

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
New York — 10.9% (continued)
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A(a)	5.00	6/1/2047	1,000,000	1,004,600
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	469,669
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	690,000	570,670
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	450,000	362,575
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	2.50	6/15/2031	250,000	226,728
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A(a)	5.00	6/15/2051	1,250,000	1,240,892
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	1,500,000	1,575,667
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	1,750,000	1,833,460
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	6,000,000	6,242,680
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C2	5.18	11/15/2049	780,000	707,914
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000	5,007,355
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2044	1,320,000	1,369,819
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2054	2,000,000	2,033,427
Monroe County Industrial Development Corp., Revenue Bonds (Sustainable Bond) Ser. A	4.72	1/1/2044	1,500,000	1,556,960
New York City, GO, Ser. A2(g)	2.80	10/1/2038	2,000,000	2,000,000
New York City, GO, Ser. C1	5.00	9/1/2042	2,985,000	3,363,196
New York City, GO, Ser. C1	5.00	9/1/2043	3,000,000	3,363,507
New York City, GO, Ser. D	5.00	4/1/2038	5,000,000	5,731,377
New York City, GO, Ser. D	5.25	4/1/2047	5,000,000	5,617,768
New York City, GO, Ser. F1	3.00	3/1/2041	1,215,000	1,058,305
New York City, GO, Refunding, Ser. F1	5.00	8/1/2034	5,705,000	6,589,347
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2039	4,285,000	3,869,223
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2040	1,750,000	1,553,590
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2046	5,000,000	4,126,091
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	3.00	3/1/2036	2,500,000	2,402,757
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.00	5/1/2041	6,775,000	7,601,881
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.25	2/1/2053	2,500,000	2,784,695

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
New York — 10.9% (continued)
New York City Transitional Finance Authority, Revenue Bonds, Ser. G1	5.00	5/1/2044	5,000,000	5,588,041
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S1A	3.00	7/15/2039	1,750,000	1,627,922
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2045	4,500,000	4,257,158
New York Liberty Development Corp., Revenue Bonds, (JFK International Airport Terminal) Refunding (Class 1-3 World Trade Center Project) Ser. 1(a)	5.00	11/15/2044	8,000,000	8,004,407
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,726,357
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.00	11/15/2051	2,500,000	1,964,000
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	10/1/2038	5,000,000	5,538,262
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group)	5.25	10/1/2049	500,000	538,774
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group)	5.50	10/1/2054	1,000,000	1,121,751
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2052	3,500,000	3,891,498
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. P	5.25	1/1/2054	1,500,000	1,658,372
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	5,000,000	4,873,811
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	4,000,000	4,122,258
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	8,000,000	8,402,348
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2036	2,500,000	2,569,153
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2040	5,000,000	5,201,443
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2038	2,805,000	2,989,727
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2039	4,000,000	4,249,035
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2041	5,335,000	5,620,615
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2042	3,000,000	3,149,721
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.25	6/30/2049	5,000,000	5,306,338
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.50	6/30/2054	5,000,000	5,370,821
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2049	2,000,000	2,075,369
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	2.25	8/1/2026	420,000	410,634
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	1,000,000	948,110

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
New York — 10.9% (continued)
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	4.00	12/1/2039	2,000,000	1,993,352
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2035	400,000	422,744
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2037	700,000	735,501
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport)	5.25	8/1/2031	1,240,000	1,300,539
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport)	5.38	8/1/2036	1,000,000	1,054,933
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal) Ser. A	5.25	12/31/2054	7,500,000	8,084,041
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	4,000,000	3,886,100
Oneida Indian Nation of New York, Revenue Bonds, Ser. B(a)	6.00	9/1/2043	1,150,000	1,272,456
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2030	1,675,000	1,825,891
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	5,000,000	5,247,049
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,512,719
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2064	5,000,000	5,516,872
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A2	5.25	5/15/2059	6,000,000	6,560,366
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A3	5.25	5/15/2064	10,000,000	10,851,303
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	5.00	5/15/2040	4,000,000	4,431,292
				233,952,638
North Carolina — .1%
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2049	1,500,000	1,565,861
North Dakota — .3%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.50	7/1/2043	2,835,000	2,884,433
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.55	7/1/2048	3,410,000	3,474,052
				6,358,485
Ohio — 2.1%
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	2,420,000	2,496,435
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000	1,623,028
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000	1,523,072
Dayton-Montgomery County Port Authority, Revenue Bonds (Dayton Regional STEM Schools Project)	5.00	12/1/2044	500,000	521,720
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	3.00	8/1/2040	1,600,000	1,359,708
Ohio, GO, Ser. A	3.00	5/1/2039	5,000,000	4,614,363
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2035	3,000,000	3,018,228

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Ohio — 2.1% (continued)
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2039	2,000,000	2,010,330
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2038	1,600,000	1,612,244
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2039	800,000	805,226
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2040	1,300,000	1,306,920
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	5.00	1/15/2036	1,400,000	1,489,192
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper Project)(a)	4.25	1/15/2038	2,500,000	2,506,419
Ohio Air Quality Development Authority, Revenue Bonds, Refunding (Duke Energy) Ser. A(b)	4.25	6/1/2027	1,000,000	1,015,976
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	5,000,000	4,708,859
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2047	5,000,000	4,556,518
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Convertible Cabs)	5.70	2/15/2034	3,000,000	3,475,751
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds (Sustainable Bond) Ser. B	5.00	12/1/2043	5,000,000	5,597,853
Toledo-Lucas County Port Authority, Revenue Bonds (University of Toledo Parking Project)	4.00	1/1/2051	1,000,000	935,331
				45,177,173
Oklahoma — .9%
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2049	6,500,000	7,212,335
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2054	7,000,000	7,686,836
Oklahoma Water Resources Board, Revenue Bonds, Ser. B	4.25	10/1/2050	5,420,000	5,505,626
				20,404,797
Oregon — .2%
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2037	310,000	337,569
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2038	280,000	303,655
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2039	325,000	350,424
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2040	200,000	214,557
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2041	200,000	213,545
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2042	200,000	211,842
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2043	280,000	295,356
Oregon Coast Community College District, GO (Insured; School Board Guaranty)(j)	5.00	6/15/2045	815,000	854,303

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Oregon — 0.2% (continued)
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2036	700,000	752,644
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B(a)	5.00	11/1/2039	700,000	750,399
				4,284,294
Pennsylvania — 1.4%
Allegheny County Industrial Development Authority, Revenue Bonds, Refunding (U.S. Steel Corp.)	5.13	5/1/2030	1,750,000	1,851,034
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2035	3,500,000	3,680,862
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2039	1,500,000	1,515,311
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2050	3,000,000	3,138,049
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2037	600,000	640,718
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2038	1,085,000	1,157,596
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2039	1,100,000	1,171,527
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2040	1,300,000	1,380,098
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2041	1,750,000	1,853,724
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2046	2,000,000	2,093,542
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Homes Project) (LOC; JPMorgan Chase Bank NA) Ser. D(g)	2.08	7/1/2034	3,300,000	3,300,000
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2046	685,000	596,289
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2051	700,000	585,619
Lehigh County General Purpose Authority, Revenue Bonds, Refunding (Muhlenberg College Project)	5.25	2/1/2054	1,600,000	1,685,517
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000	1,696,778
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)(a),(c)	6.50	12/1/2038	3,000,000	900,000
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2057	1,000,000	1,039,686
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. A	3.00	12/1/2051	3,000,000	2,417,427
				30,703,777
Rhode Island — .7%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.25	8/15/2043	1,000,000	1,060,771
Rhode Island Health & Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	5/15/2043	5,690,000	6,242,101

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Rhode Island — 0.7% (continued)
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000	7,053,295
Rhode Island Infrastructure Bank Revolving Fund, Revenue Bonds, Ser. A	5.00	10/1/2049	1,585,000	1,737,717
				16,093,884
South Carolina — 1.0%
South Carolina Housing Finance & Development Authority, Revenue Bonds (Edgewood Place Apartment) (Insured; Federal National Mortgage Association) Ser. A	4.80	7/1/2045	2,000,000	2,095,382
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Novant Health Obligated Group) Ser. A	5.50	11/1/2045	4,715,000	5,363,961
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (McLeod Health Project)	4.25	11/1/2054	2,500,000	2,528,398
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (McLeod Health Project)	5.25	11/1/2054	5,000,000	5,515,872
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000	2,045,338
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2046	1,370,000	1,370,353
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2036	1,370,000	1,383,742
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2037	835,000	840,362
				21,143,408
Tennessee — 1.4%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(g)	2.98	7/1/2031	100,000	100,000
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)(g)	2.98	1/1/2033	1,090,000	1,090,000
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds (Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/1/2048	1,500,000	1,663,655
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds (Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/1/2053	1,000,000	1,100,907
New Memphis Arena Public Building Authority, Revenue Bonds(j)	4.00	4/1/2031	750,000	704,183
New Memphis Arena Public Building Authority, Revenue Bonds (Memphis Project)(e)	0.00	4/1/2032	775,000	580,719
Tennergy Corp., Revenue Bonds, Refunding, Ser. A(b)	5.00	12/1/2029	10,000,000	10,637,657
Tennessee, GO, Ser. A	5.00	5/1/2041	8,430,000	9,511,648
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser. A1(b)	5.00	5/1/2028	5,000,000	5,206,864
				30,595,633
Texas — 13.0%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.50	6/15/2044	830,000	813,075
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.75	6/15/2049	915,000	914,983
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2054	1,050,000	1,051,591
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	4.88	6/15/2059	1,000,000	1,000,334

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Texas — 13.0% (continued)
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(a)	5.00	6/15/2064	1,200,000	1,202,522
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2049	6,000,000	5,997,248
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000	1,004,188
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000	1,866,212
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2053	925,000	898,846
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000	1,336,877
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000	1,108,604
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2036	330,000	314,808
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2041	610,000	551,069
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2046	860,000	747,871
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000	13,340,240
Bexar County Health Facilities Development Corp., Revenue Bonds, Refunding (Army Retirement Residence Foundation)	5.00	7/15/2041	1,750,000	1,745,988
Celina Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2042	3,530,000	3,950,816
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	1,250,000	1,309,805
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2039	1,500,000	1,674,558
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2040	1,000,000	1,110,772
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2041	750,000	829,175
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2042	750,000	825,808
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	18,000,000	18,241,562
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) (Insured; Permanent School Fund Guaranteed)	5.00	8/15/2047	4,305,000	4,655,174
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	5.00	12/1/2045	3,855,000	3,862,284
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2044	5,000,000	5,020,746
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2049	2,000,000	1,973,104
Collin County, GO	5.00	2/15/2040	5,000,000	5,544,189
Columbia-Brazoria Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2043	1,935,000	2,173,628
Columbia-Brazoria Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	2,025,000	2,276,144
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2047	3,625,000	3,961,722
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	2,290,000	1,841,999

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Texas — 13.0% (continued)
Danbury Higher Education Authority, Revenue Bonds, Ser. A	5.00	8/15/2039	2,000,000	1,906,530
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2054	6,300,000	6,394,300
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000	5,227,230
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.20	10/1/2031	2,000,000	2,171,397
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.40	10/1/2033	2,500,000	2,718,935
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.45	10/1/2034	2,235,000	2,431,204
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,919,696
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Children’s Hospital Obligated Group) Ser. 3(g)	2.80	10/1/2045	1,000,000	1,000,000
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Children’s Hospital Obligated Group) Ser. A	3.00	10/1/2051	5,000,000	3,931,938
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2039	900,000	882,438
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2040	1,000,000	970,336
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2041	750,000	723,063
Houston, GO, Ser. A	5.00	3/1/2040	3,000,000	3,364,228
Houston, GO, Ser. A	5.00	3/1/2042	4,000,000	4,447,876
Houston, GO, Ser. A	5.25	3/1/2049	5,000,000	5,554,468
Houston Airport System, Revenue Bonds (United Airlines) Ser. B(i)	5.50	7/15/2038	2,500,000	2,706,699
Houston Airport System, Revenue Bonds, (United Airlines)	4.00	7/15/2041	2,250,000	2,149,715
Houston Airport System, Revenue Bonds, (United Airlines) Ser. B(i)	5.50	7/15/2039	1,750,000	1,890,465
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/15/2027	1,000,000	1,023,470
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	5.00	7/1/2027	1,000,000	1,023,195
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. C	5.00	7/15/2027	1,000,000	1,023,470
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2042	1,350,000	1,479,745
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2043	1,740,000	1,900,237
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2044	1,000,000	1,088,988
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2045	1,625,000	1,764,740
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(a)	4.63	10/1/2031	3,250,000	3,260,275
Montgomery Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2040	4,425,000	4,890,502
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (Sanctuary LTC Project) Ser. A1	5.25	1/1/2042	5,000,000	5,025,595
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A(a)	5.50	8/15/2035	750,000	756,991
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A(a)	5.75	8/15/2045	1,000,000	1,007,505
Permanent University Fund - University of Texas System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	10,300,000	11,554,157
Port of Beaumont Navigation District, Revenue Bonds, Refunding (Jefferson Gulf Coast Energy) Ser. B(a)	10.00	7/1/2026	5,000,000	5,111,202
Pottsboro Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2046	1,000,000	970,287
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	5.00	2/1/2044	2,000,000	2,163,454
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2054	5,000,000	5,426,520
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding, Ser. B	5.25	2/1/2049	7,625,000	8,521,831

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Texas — 13.0% (continued)
Temple Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	3,005,000	3,328,054
Texas, GO, Ser. A(g)	2.90	6/1/2045	4,900,000	4,900,000
Texas, GO, Ser. B(g)	2.90	12/1/2041	1,000,000	1,000,000
Texas, GO, Ser. B(g)	2.90	12/1/2043	3,300,000	3,300,000
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.10	4/1/2035	9,269,056	9,447,996
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,	5.17	4/1/2041	10,000,000	10,254,055
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.50	12/31/2058	7,500,000	8,170,487
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2036	5,810,000	5,863,519
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2037	3,985,000	4,013,560
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000	1,502,391
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2039	1,600,000	1,602,551
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2040	1,500,000	1,497,487
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2039	300,000	330,164
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2040	520,000	569,754
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2041	1,000,000	1,091,156
Texas Transportation Commission Highway 249 System, Revenue Bonds	5.00	8/1/2057	2,000,000	2,050,449
Texas Water Development Board, Revenue Bonds	5.00	8/1/2044	5,600,000	6,218,008
Texas Water Development Board, Revenue Bonds (Master Trust)	5.00	10/15/2057	3,565,000	3,843,447
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2043	5,000,000	5,493,521
				279,005,223
U.S. Related — 5.0%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2032	500,000	531,283
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.00	10/1/2034	100,000	106,921
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2035	100,000	108,651
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2037	175,000	189,810
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2038	100,000	108,545
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2039	100,000	108,466
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2040	100,000	108,259
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. A	5.25	10/1/2041	100,000	108,005
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2040	100,000	109,125
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2041	150,000	162,660
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2042	100,000	107,912
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2043	100,000	107,468
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.00	10/1/2028	940,000	973,168
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2031	1,515,000	1,630,619

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
U.S. Related — 5.0% (continued)
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2035	265,000	285,994
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2036	685,000	739,366
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2033	1,000,000	1,079,010
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2040	525,000	569,512
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2043	1,250,000	1,342,090
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000	1,508,038
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2036	1,750,000	1,754,593
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2042	2,250,000	2,201,618
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	1/1/2050	2,000,000	2,081,544
Guam Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2033	1,000,000	1,116,799
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2030	3,000,000	3,184,816
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	2,090,000	2,194,819
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2039	8,000,000	8,330,855
Puerto Rico, GO, Ser. A(e)	0.00	7/1/2033	1,034,664	716,985
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	803,995	801,597
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	722,684	715,284
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	620,253	609,278
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	843,308	812,546
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	877,029	836,534
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	447,095	452,140
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	887,317	928,689
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	872,922	942,324
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	847,862	945,783
Puerto Rico, Notes	1.00	11/1/2043	3,320,542	2,054,586
Puerto Rico, Notes	1.00	11/1/2051	6,730,921	3,601,043
Puerto Rico, Notes	1.00	11/1/2051	305,004	194,821
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2030	15,000,000	15,912,871
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2035	5,000,000	5,240,046
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A(a)	5.00	7/1/2047	7,500,000	7,736,065
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. A(c)	6.75	7/1/2036	10,000,000	5,250,000
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD(c)	5.00	7/1/2022	2,000,000	1,050,000
Puerto Rico GDB Debt Recovery Authority, Revenue Bonds	7.50	8/20/2040	2,844,656	2,780,651
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2027	397,000	360,777
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2029	387,000	325,702
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2031	498,000	386,667
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2033	561,000	400,678

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
U.S. Related — 5.0% (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2046	5,340,000	1,809,112
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(e)	0.00	7/1/2051	4,350,000	1,080,452
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	4,311,000	4,325,078
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000	208,758
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000	1,527,444
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	8,783,000	8,822,646
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000	2,112,018
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000	62,165
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000	848,738
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2029	2,250,000	2,233,403
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A(a)	5.00	10/1/2034	1,500,000	1,469,126
				108,403,953
Utah — 1.6%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2042	15,000,000	16,568,866
Mida Mountain Veterans Program Public Infrastructure District, Tax Allocation Bonds(a)	5.00	6/1/2044	1,315,000	1,333,816
Mida Mountain Veterans Program Public Infrastructure District, Tax Allocation Bonds(a)	5.20	6/1/2054	2,000,000	2,036,118
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2030	1,000,000	998,027
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds(a)	4.00	8/1/2050	2,000,000	1,786,046
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2036	1,000,000	949,018
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2041	2,025,000	1,880,082
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2052	2,000,000	1,754,527
Military Installation Development Authority, Revenue Bonds, Ser. A2	4.00	6/1/2052	2,250,000	1,940,013
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2044	625,000	644,464
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,150,000	1,177,797
Utah County, Revenue Bonds (IHC Health Services Obligated Group) Ser. A	5.00	5/15/2050	3,000,000	3,169,218
				34,237,992
Virginia — 2.3%
Arlington County Industrial Development Authority, Revenue Bonds, Refunding (Virginia Hospital Center)	4.00	7/1/2045	5,000,000	5,005,650
Chesapeake Expressway, Revenue Bonds, Refunding, Ser. B	4.88	7/15/2040	2,000,000	2,071,686
Fairfax County, Revenue Bonds, Ser. A	5.00	7/15/2054	1,950,000	2,143,609
Loudoun County Economic Development Authority, Revenue Bonds (Howard Hughes Medical Center) Ser. F(g)	2.80	2/15/2038	1,500,000	1,500,000
Roanoke County Economic Development Authority, Revenue Bonds (Richfield Senior Center)(b)	5.50	9/1/2035	4,555,000	4,538,215
Virginia College Building Authority, Revenue Bonds (21st Century College)	5.25	2/1/2042	6,105,000	6,929,353
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Ser. A	5.00	7/1/2043	6,550,000	7,272,629
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,500,000	4,548,568
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,000,000	4,037,360

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Virginia — 2.3% (continued)
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (Elizabeth River Crossings OpCo)	4.00	1/1/2040	1,000,000	978,414
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2036	2,500,000	2,513,546
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2045	3,000,000	2,875,526
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2051	2,750,000	2,547,785
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	3,500,000	3,256,647
				50,218,988
Washington — 1.5%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	5,000,000	4,753,084
Tacoma Electric System, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	1/1/2049	3,500,000	3,810,137
Tacoma Electric System, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	1/1/2054	2,500,000	2,702,580
Washington, GO, Ser. A	5.00	8/1/2040	10,000,000	11,308,268
Washington, GO, Refunding, Ser. R-2024C	5.00	8/1/2039	3,340,000	3,839,294
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)(a)	4.00	12/1/2048	1,000,000	951,539
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	4.00	9/1/2050	1,000,000	938,562
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	9/1/2050	1,500,000	1,581,891
Washington Housing Finance Commission, Revenue Bonds (Sustainable Bond) (Insured; GNMA/FNMA/FHLMC) Ser. 2N	4.80	12/1/2043	2,000,000	2,068,405
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts)(a)	6.13	7/1/2053	1,000,000	1,102,863
				33,056,623
West Virginia — .7%
West Virginia, GO, Ser. B	5.00	6/1/2041	10,000,000	10,461,251
West Virginia Economic Development Authority, Revenue Bonds (Arch Resources)(b)	5.00	7/1/2025	1,000,000	1,001,023
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2038	1,500,000	1,552,619
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2039	1,450,000	1,496,859
				14,511,752
Wisconsin — 1.7%
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. A1(a)	6.38	1/1/2048	2,500,000	1,125,000
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000	3,462,835
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000	1,003,673

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.3% (continued)
Wisconsin — 1.7% (continued)
Public Finance Authority, Revenue Bonds (Sky Harbour Capital Obligated Group)	4.25	7/1/2054	2,500,000	2,084,050
Public Finance Authority, Revenue Bonds, Ser. A	5.00	2/1/2062	2,500,000	2,558,777
Public Finance Authority, Revenue Bonds, Ser. A	5.50	7/1/2044	4,000,000	4,279,446
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)(a)	5.00	9/1/2039	2,230,000	2,261,798
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. A(a)	5.00	5/1/2060	3,925,000	2,650,036
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. B(a)	9.00	5/1/2071	1,815,000	909,434
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center)	4.00	6/1/2045	6,515,000	6,219,806
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A(e)	0.00	12/15/2044	8,735,000	3,622,900
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A(e)	0.00	12/15/2046	3,990,000	1,504,430
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health System Obligated Group) Ser. C	5.00	2/15/2047	4,500,000	4,515,177
				36,197,362
Total Long-Term Municipal Investments (cost $2,169,264,683)				2,138,634,006
Total Investments (cost $2,179,289,683)			99.7%	2,147,184,751
Cash and Receivables (Net)			.3%	5,559,209
Net Assets			100.0%	2,152,743,960

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—Government Obligation
LOC—Letter of Credit
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $284,648,504 or 13.2% of net assets.

(b)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(c)	Non-income producing—security in default.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(g)
 The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(h)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(i)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2024.
(j)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

Statement of Investments (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Long Bond	125	3/20/2025	14,548,590	14,937,500	(388,910)
U.S. Treasury Ultra Long Bond	219	3/20/2025	26,798,342	27,854,062	(1,055,720)
Ultra 10 Year U.S. Treasury Notes	381	3/20/2025	42,923,178	43,737,611	(814,433)

Gross Unrealized Depreciation	(2,259,063)
See notes to statement of investments.

Statement of Investments
BNY Mellon Municipal Opportunities Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	8,550,745	—	8,550,745
Municipal Securities	—	2,138,634,006	—	2,138,634,006
Liabilities ($)
Other Financial Instruments:
Futures††	(2,259,063)	—	—	(2,259,063)
Inverse Floater Notes†††	—	(13,505,000)	—	(13,505,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.
†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities and futures are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at November 30, 2024 are set forth in the Statement of Investments.
At November 30, 2024, accumulated net unrealized depreciation on investments was $34,363,995, consisting of $40,024,831 gross unrealized appreciation and $74,388,826 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.